Significant Management Judgement In Applying Accounting Policies (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Provision for Taxes Other Than Income Tax [Member]
Significant Management Judgement In Applying Accounting Policies [Line Items]
Income tax payable	$ 17,188	$ 105,058	$ 218,831